Income taxes - Summary of tax loss carryforwards that are not recognized as deferred tax assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Tax loss carryforwards that are not recognized as deferred tax assets
Tax loss carry-forward	€ 2,480,908	€ 2,601,313
Unlimited
Tax loss carryforwards that are not recognized as deferred tax assets
Tax loss carry-forward	90,257	105,143
will expire within 5 years
Tax loss carryforwards that are not recognized as deferred tax assets
Tax loss carry-forward	2,350,223	2,470,875
will expire thereafter
Tax loss carryforwards that are not recognized as deferred tax assets
Tax loss carry-forward	€ 40,428	€ 25,295